Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments And Contingencies Disclosure [Abstract]
Schedule of Changes in Asset Retirement Obligations

The following shows the changes in the asset retirement obligations:

years ended December 31:

(add 000)	2017	2016
Balance at beginning of year	$101,106	$89,604
Accretion expense	4,768	4,288
Liabilities incurred and liabilities assumed in business combinations	7,940	6,700
Liabilities settled	(309)	166
Revisions in estimated cash flows	(3,852)	348
Balance at end of year	$109,653	$101,106

Schedule of Contractual Purchase Commitments	The Company’s contractual purchase commitments as of December 31, 2017 are as follows: (add 000)
2018	$238,280
2019	37,275
2020	10,983
2021	8,809
2022	1,616
Thereafter	18,502
Total	$315,465